RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Compensation owed to related parties	$ 78,690	$ 78,690	$ 78,690	$ 78,690
R L T Consulting [Member]
Related Party Transaction [Line Items]
Compensation owed to related parties	21,591	21,591	21,591	21,591
Jerry Gomolski [Member]
Related Party Transaction [Line Items]
Compensation owed to related parties	25,000	25,000	22,980	22,980
Charter 804 C S [Member]
Related Party Transaction [Line Items]
Compensation owed to related parties	20,099	20,099	20,099	20,099
Gary Gray [Member]
Related Party Transaction [Line Items]
Compensation owed to related parties	$ 12,000	$ 12,000	$ 12,000	$ 12,000